Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finished goods	$ 3,326	$ 1,757
Work in process	891	562
Raw materials	2,210	2,299
Total	$ 6,427	$ 4,618